Related Party Transactions - 2019 Debt Financings (Details) $ in Thousands					1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 18, 2022 USD ($)	Dec. 12, 2022 USD ($)	Nov. 01, 2022 USD ($)	Jun. 19, 2022 USD ($)	Apr. 30, 2023	Dec. 31, 2019 USD ($) item	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) item	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)	Jul. 22, 2022 USD ($)	Jun. 30, 2019 USD ($)
Related Party Transactions
Percentage Of Shares Holders Receive Via Previous Warrant Agreement					85.00%
Debt extinguishment due to warrant modification							$ 17,036		$ 17,000
Additional Paid-in Capital
Related Party Transactions
Debt extinguishment due to warrant modification							17,036		17,000
Convertible Notes 2019
Related Party Transactions
Percentage of repayment of principal amount						175.00%
Percentage of Convertible Notes automatically convert into number of shares of Company's common stock, of principal amount						175.00%
Income (expense) related to decrease (increase) in fair value							(100)	$ (2,000)	(700)	$ (100)	$ (1,700)	$ 100
Percentage Of Shares Holders Receive Via Previous Warrant Agreement					85.00%
Debt extinguishment due to warrant modification							5,200		5,200
Principal amount outstanding							6,000		6,000		6,000	10,000
Estimated fair value of convertible notes							8,700		8,700		$ 13,300	$ 15,600
Convertible Notes 2019 | Additional Paid-in Capital
Related Party Transactions
Debt extinguishment due to warrant modification							5,200		$ 5,200
Additional promissory note
Related Party Transactions
Principal amount						$ 5,000								$ 5,000
Number of additional convertible promissory notes sold | item						5
Additional promissory note | Board of directors | Convertible Notes 2019
Related Party Transactions
Principal amount						$ 1,000
Number of additional convertible promissory notes sold | item						1
Convertible note
Related Party Transactions
Contingent warrants exercised by Company's stockholders to reduce Company's convertible note obligations | item									0		0
Interest rate (as a percent)											10.00%		0.00%
Convertible note | Simhambhatla
Related Party Transactions
Principal amount													$ 1,000
Repayable amount		$ 1,700	$ 1,000
Percentage of repayment of principal amount		175.00%
Principal amount outstanding		$ 700	700										700
Additional amount repayable to the principal amount	$ 700		700
Repayment of notes			$ 1,000
Convertible note | Jaywin
Related Party Transactions
Principal amount													1,000
Repayable amount		$ 1,700
Percentage of repayment of principal amount		175.00%	175.00%
Principal amount outstanding		$ 700											700
Additional amount repayable to the principal amount		700
Repayment of notes		1,000
Convertible note | Willis
Related Party Transactions
Principal amount													1,000
Repayable amount		$ 1,700
Percentage of repayment of principal amount		175.00%
Principal amount outstanding		$ 700											700
Additional amount repayable to the principal amount		700
Repayment of notes		1,000
Convertible note | Malik
Related Party Transactions
Principal amount													1,000
Repayable amount	$ 1,700	$ 1,700
Percentage of repayment of principal amount	175.00%
Principal amount outstanding	$ 700												700
Additional amount repayable to the principal amount	700
Repayment of notes	$ 1,000
Dental Innovations | Additional promissory note | Convertible Notes 2019
Related Party Transactions
Percentage of repayment of principal amount	175.00%
Dental Innovations | Original 2019 Note Purchase Agreement
Related Party Transactions
Principal amount													5,000	5,000
Repayable amount				$ 8,700									$ 8,700	8,750
Percentage of repayment of principal amount				175.00%
Additional amount repayable to the principal amount				$ 3,700
Interest rate (as a percent)				0.00%									15.79%
Dental Innovations | Original 2019 Note Purchase Agreement | Additional promissory note
Related Party Transactions
Principal amount						$ 5,000								$ 5,000
Dental Innovations | Original 2019 Note Purchase Agreement | Convertible note
Related Party Transactions
Principal amount of convertible promissory note						5,000
Strathspey Crown Holdings Group, LLC ("SCH") | Additional promissory note | Convertible Notes 2019
Related Party Transactions
Principal amount	$ 1,700					$ 1,000	$ 1,700		$ 1,700				$ 1,000
Number of additional convertible promissory notes sold | item						1
Interest rate (as a percent)	0.00%						15.79%		15.79%